(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target Today Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target Today Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target Today Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.50%	4.50%
Acquired Fund Fees and Expenses		0.59%	0.59%
Total Annual Fund Operating Expenses		5.29%	6.04%
Fee Waivers		(4.38%)	(4.38%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	0.91%	1.66%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target Today Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	663	1,697	2,726	5,273
Class C	269	1,404	2,614	5,530

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target Today Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	169	1,404	2,614	5,530

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a static strategic target allocation of equity, fixed income and alternative-style and inflation-hedging securities in the weights of 35%, 49.5% and 15.5%, respectively.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may also make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	35.0%	25.0% to 45.0%
Bond Funds	49.5%	39.5% to 59.5%
Alternative Investment Funds	15.5%	5.5% to 25.5%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+2.30%
Lowest Quarter: 4th Quarter 2016	-0.86%
Year-to-date total return as of 6/30/2017 is +5.84%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target Today Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	(1.44%)		(2.56%)
Class A | (after taxes on distributions)	Nov. 30, 2015	(2.05%)		(3.25%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	(0.68%)		(2.20%)
Class C	Nov. 30, 2015	2.83%		2.16%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)		5.01%		3.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2015 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2015 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2015 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.23%	4.23%
Acquired Fund Fees and Expenses		0.61%	0.61%
Total Annual Fund Operating Expenses		5.04%	5.79%
Fee Waivers		(4.07%)	(4.07%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	0.97%	1.72%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2015 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	668	1,656	2,643	5,108
Class C	275	1,361	2,529	5,369

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2015 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	175	1,361	2,529	5,369

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	48.2%	38.2% to 58.2%
Bond Funds	38.4%	28.4% to 48.4%
Alternative Investment Funds	13.4%	3.4% to 23.4%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+3.11%
Lowest Quarter: 4th Quarter 2016	-0.19%
Year-to-date total return as of 6/30/2017 is +6.92%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2015 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	(0.67%)		(2.22%)
Class A | (after taxes on distributions)	Nov. 30, 2015	(1.32%)		(2.97%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	(0.19%)		(1.94%)
Class C	Nov. 30, 2015	3.54%		2.41%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)		6.56%		4.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2020 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2020 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2020 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.14%	4.14%
Acquired Fund Fees and Expenses		0.63%	0.63%
Total Annual Fund Operating Expenses		4.97%	5.72%
Fee Waivers		(3.98%)	(3.98%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	0.99%	1.74%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2020 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	670	1,645	2,620	5,061
Class C	277	1,350	2,506	5,324

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2020 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	177	1,350	2,506	5,324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	57.5%	47.5% to 67.5%
Bond Funds	30.7%	20.7% to 40.7%
Alternative Investment Funds	11.8%	1.8% to 21.8%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+3.50%
Lowest Quarter: 4th Quarter 2016	+0.24%
Year-to-date total return as of 6/30/2017 is +7.75%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2020 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	0.24%		(1.73%)
Class A | (after taxes on distributions)	Nov. 30, 2015	(0.68%)		(2.73%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	0.46%		(1.61%)
Class C	Nov. 30, 2015	4.54%		3.06%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)		7.22%		5.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2025 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2025 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2025 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.59%	4.59%
Acquired Fund Fees and Expenses		0.64%	0.64%
Total Annual Fund Operating Expenses		5.43%	6.18%
Fee Waivers		(4.42%)	(4.42%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.01%	1.76%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2025 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	1,732	2,783	5,370
Class C	279	1,440	2,671	5,625

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2025 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	179	1,440	2,671	5,625

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	66.8%	56.8% to 76.8%
Bond Funds	23.2%	13.2% to 33.2%
Alternative Investment Funds	9.9%	0.0% to 19.9%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+3.83%
Lowest Quarter: 1st Quarter 2016	+0.41%
Year-to-date total return as of 6/30/2017 is +8.53%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2025 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	0.39%		(1.69%)
Class A | (after taxes on distributions)	Nov. 30, 2015	(0.47%)		(2.68%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	0.55%		(1.57%)
Class C	Nov. 30, 2015	4.64%		3.00%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)		7.82%		5.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2030 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2030 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2030 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.63%	4.63%
Acquired Fund Fees and Expenses		0.66%	0.66%
Total Annual Fund Operating Expenses		5.49%	6.24%
Fee Waivers		(4.46%)	(4.46%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.03%	1.78%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2030 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	674	1,745	2,805	5,410
Class C	281	1,453	2,694	5,664

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2030 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	181	1,453	2,694	5,664

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	75.8%	65.8% to 85.8%
Bond Funds	16.0%	6.0% to 26.0%
Alternative Investment Funds	8.1%	0.0% to 18.1%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+4.16%
Lowest Quarter: 1st Quarter 2016	+0.41%
Year-to-date total return as of 6/30/2017 is +9.24%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2030 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	0.79%		(1.57%)
Class A | (after taxes on distributions)	Nov. 30, 2015	(0.11%)		(2.60%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	0.83%		(1.47%)
Class C	Nov. 30, 2015	5.09%		3.15%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)		8.35%		5.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2035 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2035 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2035 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.72%	4.72%
Acquired Fund Fees and Expenses		0.67%	0.67%
Total Annual Fund Operating Expenses		5.59%	6.34%
Fee Waivers		(4.55%)	(4.55%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.04%	1.79%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2035 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	1,764	2,840	5,476
Class C	282	1,473	2,730	5,728

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2035 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	182	1,473	2,730	5,728

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	82.9%	72.9% to 92.9%
Bond Funds	10.6%	0.6% to 20.6%
Alternative Investment Funds	6.5%	0.0% to 16.5%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+4.49%
Lowest Quarter: 1st Quarter 2016	0.00%
Year-to-date total return as of 6/30/2017 is +9.94%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2035 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	0.92%		(1.52%)
Class A | (after taxes on distributions)	Nov. 30, 2015	(0.01%)		(2.58%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	0.93%		(1.43%)
Class C	Nov. 30, 2015	5.26%		3.23%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)		8.85%		6.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2040 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2040 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2040 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.30%	4.30%
Acquired Fund Fees and Expenses		0.68%	0.68%
Total Annual Fund Operating Expenses		5.18%	5.93%
Fee Waivers		(4.13%)	(4.13%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.05%	1.80%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2040 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	1,689	2,699	5,207
Class C	283	1,395	2,586	5,465

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2040 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	183	1,395	2,586	5,465

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2040. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	87.6%	77.6% to 97.6%
Bond Funds	6.7%	0.0% to 16.7%
Alternative Investment Funds	5.7%	0.0% to 15.7%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+4.61%
Lowest Quarter: 1st Quarter 2016	-0.10%
Year-to-date total return as of 6/30/2017 is +10.24%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2040 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	0.96%		(1.55%)
Class A | (after taxes on distributions)	Nov. 30, 2015	0.06%		(2.60%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	0.96%		(1.45%)
Class C	Nov. 30, 2015	5.44%		3.22%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)		9.23%		6.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2045 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2045 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2045 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.42%	4.42%
Acquired Fund Fees and Expenses		0.68%	0.68%
Total Annual Fund Operating Expenses		5.30%	6.05%
Fee Waivers		(4.25%)	(4.25%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.05%	1.80%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2045 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	1,711	2,741	5,287
Class C	283	1,419	2,628	5,544

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2045 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	183	1,419	2,628	5,544

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	89.7%	79.7% to 99.7%
Bond Funds	4.8%	0.0% to 14.8%
Alternative Investment Funds	5.5%	0.0% to 15.5%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+4.60%
Lowest Quarter: 1st Quarter 2016	+0.00%
Year-to-date total return as of 6/30/2017 is +10.33%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2045 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	1.25%		(1.28%)
Class A | (after taxes on distributions)	Nov. 30, 2015	0.30%		(2.37%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	1.16%		(1.25%)
Class C	Nov. 30, 2015	5.55%		3.42%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)		9.54%		6.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2050 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2050 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2050 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.61%	4.61%
Acquired Fund Fees and Expenses		0.68%	0.68%
Total Annual Fund Operating Expenses		5.49%	6.24%
Fee Waivers		(4.44%)	(4.44%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.05%	1.80%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2050 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	1,746	2,806	5,411
Class C	283	1,455	2,696	5,665

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2050 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	183	1,455	2,696	5,665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	90.0%	80.0% to 100.0%
Bond Funds	4.5%	0.0% to 14.5%
Alternative Investment Funds	5.5%	0.0% to 15.5%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+4.71%
Lowest Quarter: 1st Quarter 2016	+0.00%
Year-to-date total return as of 6/30/2017 is +10.32%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2050 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	1.26%		(1.26%)
Class A | (after taxes on distributions)	Nov. 30, 2015	0.35%		(2.32%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	1.16%		(1.22%)
Class C	Nov. 30, 2015	5.57%		3.44%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)		9.74%		6.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2055 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2055 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2055 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.48%	4.48%
Acquired Fund Fees and Expenses		0.68%	0.68%
Total Annual Fund Operating Expenses		5.36%	6.11%
Fee Waivers		(4.31%)	(4.31%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.05%	1.80%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2055 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	1,722	2,761	5,326
Class C	283	1,430	2,650	5,582

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2055 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	183	1,430	2,650	5,582

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	90.0%	80.0% to 100.0%
Bond Funds	4.5%	0.0% to 14.5%
Alternative Investment Funds	5.5%	0.0% to 15.5%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+4.60%
Lowest Quarter: 1st Quarter 2016	+0.00%
Year-to-date total return as of 6/30/2017 is +10.43%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2055 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	1.19%		(1.32%)
Class A | (after taxes on distributions)	Nov. 30, 2015	0.28%		(2.39%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	1.13%		(1.26%)
Class C	Nov. 30, 2015	5.60%		3.47%
S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)		9.94%		6.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Wells Fargo Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2060 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target allocation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 80 and 81 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 104 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Dynamic Target 2060 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Dynamic Target 2060 Fund)		Class A	Class C
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		4.60%	4.60%
Acquired Fund Fees and Expenses		0.68%	0.68%
Total Annual Fund Operating Expenses		5.48%	6.23%
Fee Waivers		(4.43%)	(4.43%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.05%	1.80%
[1]	The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Dynamic Target 2060 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	1,745	2,803	5,405
Class C	283	1,453	2,692	5,659

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Dynamic Target 2060 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	183	1,453	2,692	5,659

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund gradually reduces its potential market risk exposure over time by re-allocating its assets among these asset classes consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are diversified across a wide range of market segments, including large company, small company, international developed and emerging markets. The fixed income Underlying Funds are likewise diversified across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "junk bonds"), inflation-protected bonds, foreign issues, and mortgage- and asset-backed securities. The alternative-style Underlying Funds may include, but are not limited to, those investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or employing managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. The Fund may invest in certain equity, fixed income, and alternative-style Underlying Funds whose investments may benefit from inflationary conditions. The Underlying Funds consist primarily of actively managed mutual funds, but also include passive index and exchange-traded funds. We do not manage the Fund's portfolio to a specific maturity or duration.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it replaces some of its equity holdings with fixed income and alternative style holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Fund with a particular target year and risk profile depends upon your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Dynamic Target Today Fund.

The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation. At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the equity allocation of the Wells Fargo Dynamic Target Date portfolio, including any exposure to REIT and infrastructure stock funds. These investments are characterized as "Alternative Style & Inflation Hedging Investments" elsewhere in this document.

Portfolio Asset Allocation

The following table provides the Fund's neutral allocation and target ranges.

Asset Class	Neutral Position	Range[1]
Stock Funds	90.0%	80.0% to 100.0%
Bond Funds	4.5%	0.0% to 14.5%
Alternative Investment Funds	5.5%	0.0% to 15.5%
Tactical Asset Allocation Overlay	0%	-10.0% to 10.0%
Volatility Management Overlay	0%	-5.0% to 5.0%
Put Replication Overlay	0%	-60.0% to 0.0%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+4.70%
Lowest Quarter: 1st Quarter 2016	+0.21%
Year-to-date total return as of 6/30/2017 is +10.32%

Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Dynamic Target 2060 Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 11/30/2015
Class A	Nov. 30, 2015	1.50%		(1.13%)
Class A | (after taxes on distributions)	Nov. 30, 2015	0.56%		(2.23%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2015	1.33%		(1.12%)
Class C	Nov. 30, 2015	5.83%		3.57%
S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)		9.94%		6.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.